Operating segments (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Disclosure of geographical areas
Revenues from continuing operations by geographic area, which are attributed to countries based on customer location for the years ended December 31, are as follows:

Revenues	2019	2018
China	$47,132	$30,791
Germany	30,604	28,685
U.S.	13,500	23,505
Belgium	5,408	3,531
UK	2,794	1,431
Japan	2,743	3,901
Denmark	1,701	1,889
Canada	766	366
Norway	478	187
Switzerland	359	—
France	287	276
Taiwan	216	287
Netherlands	115	892
Finland	65	198
Spain	20	168
Other countries	139	479
	$106,327	$96,586

Non-current assets by geographic area are as follows:

	December 31,	December 31,
Non-current assets	2019	2018
Canada	$82,665	$65,346
U.S.	4,836	4,880
China	21,663	14,012
Denmark	1,629	269
	$110,793	$84,507